Other Income	12 Months Ended
Dec. 31, 2024
Other Income
Other Income (Loss)

7. Other Income

Other income consists of the following:

($ millions)	2024	2023

Energy trading and risk management	236	307
Investment and interest income(1)(2)	107	41
Bargain purchase gain and revaluations(3)	-	1 125
Insurance proceeds and other(1)(4)	102	181
	445	1 654

(1)	Prior period amounts have been reclassified to align with current period presentation of Insurance proceeds and other. For 2023, $53 million was reclassified from Investment and interest income to Insurance proceeds and other. This reclassification had no effect on net earnings and was within the Oil Sands segment.

(2)	2024 and 2023 includes $212 million and $158 million, respectively, of impairment on equity investments, both within the Corporate segment.

(3)	2023 includes a $1.1 billion bargain purchase gain and revaluation (note 16), within the Oil Sands segment.

(4)	2024 includes $84 million of insurance proceeds for the extreme weather damage at the company’s Commerce City refinery, within the Refining and Marketing segment. 2023 includes a provision reversal related to a third-party byproduct processor arrangement, within the Oil Sands segment.